Fees and Expenses - STERLING CAPITAL ENHANCED CORE BOND ETF	Feb. 11, 2026
Prospectus [Line Items]
Expense Heading [Optional Text]	Fee Table
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. The investment advisory agreement between Sterling Capital Funds (the “Trust”) and Sterling Capital Management LLC (“Sterling Capital” or the “Adviser”) (the “Investment Advisory Agreement”) provides that the Adviser will pay all operating expenses of the Fund, except the Management Fees set forth in the table below, Distribution and Service (Rule 12b-1) Fees, distribution expenses, investment-related expenses of any kind, borrowing and other investment-related costs and fees, acquired fund fees and expenses, interest expenses, taxes and governmental fees, litigation and indemnification fees and expenses of any kind, custody or other expenses attributable to negative interest rates on investments or cash, short dividend expense, salaries and other compensation or expenses, including travel expenses, of any of the Trust’s executive officers and employees, if any, who are not officers, directors, shareholders, members, partners or employees of the Adviser or its subsidiaries or affiliates, organizational and offering expenses of the Trust and the Fund, costs related to any meetings of shareholders, fees or expenses incurred in connection with securities lending, any other expenses which are capitalized in accordance with generally accepted accounting principles, extraordinary expenses, and such other expenses as may be approved by the Fund’s Board. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Other Expenses, New Fund, Based on Estimates [Text]	The investment advisory agreement between Sterling Capital Funds (the “Trust”) and Sterling Capital Management LLC (“Sterling Capital” or the “Adviser”) (the “Investment Advisory Agreement”) provides that the Adviser will pay all operating expenses of the Fund, except the Management Fees set forth in the table below, Distribution and Service (Rule 12b-1) Fees, distribution expenses, investment-related expenses of any kind, borrowing and other investment-related costs and fees, acquired fund fees and expenses, interest expenses, taxes and governmental fees, litigation and indemnification fees and expenses of any kind, custody or other expenses attributable to negative interest rates on investments or cash, short dividend expense, salaries and other compensation or expenses, including travel expenses, of any of the Trust’s executive officers and employees, if any, who are not officers, directors, shareholders, members, partners or employees of the Adviser or its subsidiaries or affiliates, organizational and offering expenses of the Trust and the Fund, costs related to any meetings of shareholders, fees or expenses incurred in connection with securities lending, any other expenses which are capitalized in accordance with generally accepted accounting principles, extraordinary expenses, and such other expenses as may be approved by the Fund’s Board
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. For the semi-annual period beginning on commencement of the Predecessor Fund’s operations on March 13, 2025 and ended June 30, 2025, the portfolio turnover rate of the Predecessor Fund (defined below) was 35% of the average value of its portfolio.

Portfolio Turnover, Rate	35.00%